Taxes Payable	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Taxes Payable

18.	Taxes Payable

The Company is registered in the Cayman Islands. The Group generated substantially all of its income from its PRC operations for the years ended March 31, 2025 and 2024.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed to any dividends and payment made to shareholders.

Hong Kong

The Company’s subsidiary Easy Skills Technology Limited is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before April 2018, and an income tax rate of 8.25% for assessable profit up to HKD 2,000,000 from April 2018 onwards. The Group had no assessable profit subject to Hong Kong profit tax for the years ended March 31, 2025 and 2024.

PRC

Income Tax

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of March 31, 2025 and 2024.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended March 31
	2025	2024
Current	$(53,048)	$—
Deferred	—	27,273
Income tax expense – Continuing operations	$(53,048)	$27,273

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the years ended March 31, 2025, 2024 and 2023, respectively:

	For the years ended March 31,
	2025	2024	2023
Income before income taxes	$(2,925,989)	$(5,212,305)	$(2,468,891)
Tax rate	25%	25%	25%
Provision for income taxes at statutory tax rate	$(731,497)	$(1,303,076)	$(617,223)
Effect of tax-exempt entity	294,740	23,825	557,311
Effect of pervious year over-paid tax expenses	—	—	—
Effect of non-tax deductible expenses and loss	166	25	9
Effect of deductible prior year loss	—	—	(11,010)
Effect of tax loss not recognized	37,488	187,292	117,671
Effect of pervious year over-accrued tax expenses	—	—	—
Effect of investment income(loss)not recognized	(2,768)	271	3,725
Effect of impairment not recognized	454,919	1,064,390	76,649
Income tax expense	$53,048	$(27,273)	$127,132

Deferred tax assets	$1,580,716	$1,195,951	$194,711
Valuation allowance	(1,580,716)	(1,195,951)	(194,711)
Deferred tax assets, net	—	—	—
Deferred tax liability	—	—	28,241
	$—	$—	$28,241

There was no temporary difference between the tax base and the reported amount of assets and liabilities in the financial statements as of March 31, 2025, thus no deferred income tax expense is recognized. The temporary difference in the financial statements for the year ended March 31, 2024 was derived from the net loss of WOFE, and the impairment to property, plant and equipment, intangible asset, account receivable and long term investment. The Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future, thus the valuation allowance was recorded to net off the deferred tax assets.

Value Added Tax (“VAT”)

The Group’s membership revenues for providing non-academic education services are subject to a simple tax method to calculate VAT at 3%. The Group’s technical service revenue is subject to a VAT rate of 6%.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Taxes payable consisted of the followings:

	As of March 31,
	2025	2024
Income tax payable	$216,539	$189,588
VAT payable	2,591	3,889
Other tax payables	2,263	—
Total – Continuing operations	$221,393	$193,477

Tax payable – Discontinued operations	—	1,082